Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Sep. 02, 2022	Jun. 30, 2019
Stockholders' equity attributable to parent	$ (40,549,000)	$ (64,008,000)	$ (3,902,000)		$ 7,465,000
Net income (loss) attributable to parent	(127,562,000)	(63,092,000)	(34,444,000)
Amount of cash inflow (outflow) from operating activities	86,800,000	32,500,000	40,400,000
Research and development expense	14,031,000	10,521,000	9,548,000
Unrecognized tax benefits that would impact effective tax rate	50
Unrecognized tax benefits income tax penalties and interest expense	0	0	0
Unrecognized tax benefits	$ 0	0	$ 0
Debt securities held-to-maturity threshold period past due	12 months
Restricted investment maturity period	90 days
Accounts receivable noncurrent threshold period past due	30 days
Impairment long-lived asset held-for-use	$ 0	0
Finance lease liability	$ 0	0
Accounts payable noncurrent threshold period past due	30 days
Extended product warranty period	12 months
Inventory	$ 55,100,000	$ 36,400,000
Common stock par or stated value per share	$ 0	$ 0
Common stock shares issued	153,094,269	107,806,361
Common stock shares outstanding	148,893,898	99,915,561
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Finance lease liability	Finance lease liability
Senior Debt Obligations [Member] | Cigna And Barrings [Member]
Debt instrument face value	$ 90,000,000
Equity Facility [Member] | B Riley Principal Capital Two LLC [Member]
Debt instrument face value	$ 75,000,000
Subsequent Event [Member] | First Amendment [Member] | Senior Debt Obligations [Member] | Cigna And Barrings [Member]
Debt instrument face value				$ 60,000,000
Subsequent Event [Member] | Additional Debt Facility [Member] | First Amendment [Member] | Senior Debt Obligations [Member] | Cigna And Barrings [Member]
Debt instrument face value				$ 150,000,000
Public Warrants And Private Placement Warrants [Member]
Percentage of shares accepted by holders of more than outstanding shares of the Company's ordinary shares	50.00%
Sponsor [Member] | Public Warrants [Member]
Class of warrants or rights issued during the period units	9,037,130
Number of securities called by each warrant or right	4,379,462
Sponsor [Member] | Public Warrants [Member] | IPO And Over-Allotment [Member]
Class of warrants or rights issued during the period units	13,416,592
Sponsor [Member] | Private Placement Warrants [Member]
Class of warrants or rights issued during the period units	241,147
Number of securities called by each warrant or right	8,125,520
Sponsor [Member] | Private Placement Warrants [Member] | IPO And Over-Allotment [Member]
Class of warrants or rights issued during the period units	8,366,667
Sponsor [Member] | Public Warrants And Private Placement Warrants [Member] | IPO And Over-Allotment [Member]
Common stock par or stated value per share	$ 0.0001
Exercise price of warrants or rights	$ 10
Inventory Valuation and Obsolescence [Member]
Inventory valuation reserves	$ 500,000	$ 0
Legacy Tritium Class C Shares [Member]
Common stock par or stated value per share	$ 0	$ 0
Common stock shares issued	0	8,052,499
Common stock shares outstanding	0	8,052,499
Legacy Tritium Class C Shares [Member] | Previously Reported [Member]
Common stock shares outstanding	5,468,249